UNITED STATES
SECRITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549

FORM 13F
FORM 13F COVER PAGE

"Report for the Calendar Year or Quarter Ended: September 30, 2008" Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Moon Capital Management LP
Address: 499 Park Avenue
"New York, NY 10022"

13F File Number: 028-12266

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person "signing the report is authorized to submit it, that all" "information contained herein is true, correct and complete, and" "that it is understood that all required items, statements," "schedules, lists, and tables, are considered integral parts of" this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name: John W. Moon
"Title: Managing Member of JWM Capital, LLC its general partner"
Phone: 212-652-4500

"Signature, Place, and Date of Signing:"


"John W. Moon New York, NY 11/14/08"

Report Type (Check only one.):

[ X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.

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FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers: 2

Form 13F Information Table Entry Total: 21

"Form 13F Information Table Value Total: $70,735"


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file numbers of all institutional investment managers with respect to which this report
"is filed, other than the manager filing this report."

No.	Form 13F File Number	Name
1	028-12268                  	JWM Capital LLC
2	028-12267                   	John W. Moon

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FORM 13F INFORMATION TABLE

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
                                 	Title 	    	 Value 	SH / 	PUT /	        	Investment	Other	Voting Authority
Name of Issuer 	of class	CUSIP	 (x $'000) 	PRN	CALL	QTY	Discretion	Managers	Sole	Shared	None
ALTERA CORPORATION 	COM	21441100	 517 			" 25,000 "	DEFINED	"1,2"	" 25,000 "
AMERICA MOVIL SA	ADR L SHS	02364W105	" 5,176 "			" 111,658 "	DEFINED	"1,2"	" 111,658 "
AUTOLIV INC 	COM	52800109	" 7,035 "			" 208,430 "	DEFINED	"1,2"	" 208,430 "
BORGWARNER INC 	COM	99724106	" 4,278 "			" 130,545 "	DEFINED	"1,2"	" 130,545 "
BRIGHTPOINT INC 	COM NEW	109473405	" 1,141 "			" 158,483 "	DEFINED	"1,2"	" 158,483 "
ERICSSON 	ADR	294821608	 283 			" 30,000 "	DEFINED	"1,2"	" 30,000 "
GIANT INTERACTIVE 	ADR	374511103	 393 			" 59,076 "	DEFINED	"1,2"	" 59,076 "
GYEAR TIRE & RUBBER	COM	382550101	" 2,693 "			" 175,900 "	DEFINED	"1,2"	" 175,900 "
GRAVITY CO LTD 	SP ADR	38911N107	" 2,119 "			" 1,943,864 "	DEFINED	"1,2"	" 1,943,864 "
GRUPO TELEVISA SA 	ADR REP ORD	40049J206	" 1,697 "			" 77,600 "	DEFINED	"1,2"	" 77,600 "
HOKU SCIENTIFIC 	COM	434712105	 119 			" 20,300 "	DEFINED	"1,2"	" 20,300 "
JABIL CIRCUIT INC 	COM	466313103	 763 			" 80,000 "	DEFINED	"1,2"	" 80,000 "
MICRON TECHNOLOGY	COM	595112103	" 7,188 "			" 1,774,753 "	DEFINED	"1,2"	" 1,774,753 "
MOTOROLA INC 	COM	620076109	 430 			" 60,177 "	DEFINED	"1,2"	" 60,177 "
PERFECT WORLD ADR	SP ADR REP B	71372U104	" 4,941 "			" 220,209 "	DEFINED	"1,2"	" 220,209 "
PETRO BRASILEIRO SA	SP ADR	71654V408	" 11,476 "			" 261,118 "	DEFINED	"1,2"	" 261,118 "
QIMONDA AG 	SP ADR	746904101	 103 			" 121,114 "	DEFINED	"1,2"	" 121,114 "
SPDR GOLD TRUST 	GOLD SHS	78463V107	" 10,266 "			" 120,681 "	DEFINED	"1,2"	" 120,681 "
TAM TPORT AEREOS	ADR REP PFD	87484D103	" 6,701 "			" 355,285 "	DEFINED	"1,2"	" 355,285 "
TEXAS INSTRUMENTS	COM	882508104	 645 			" 30,000 "	DEFINED	"1,2"	" 30,000 "
TCELL ILETISIM HIZMET	SPON ADR	900111204	" 2,770 "			" 184,800 "	DEFINED	"1,2"	" 184,800 "

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